ORGANIZATION AND PRINCIPAL ACTIVITIES - Summary of Major Subsidiaries (Details)	Dec. 31, 2020
YouRace HK
Subsidiaries ownership:
Percentage of legal ownership	100.00%
YouRace Hengchuang
Subsidiaries ownership:
Percentage of legal ownership	100.00%
Heng Yu Da
Subsidiaries ownership:
Percentage of legal ownership	100.00%
Yi Ren Information C
Subsidiaries ownership:
Percentage of legal ownership	100.00%